Share-Based Compensation (Details) - Schedule of outstanding and exercisable options granted to employees and consultants - Employees and consultants [member]	12 Months Ended
Dec. 31, 2020 ₪ / shares shares
Share-Based Compensation (Details) - Schedule of outstanding and exercisable options granted to employees and consultants [Line Items]
Options outstanding	48,895,227
Weighted average remaining contractual term (years)	8 years 36 days
Options exercisable	21,915,304
Weighted average remaining contractual term (years)	6 years 109 days
Exercise price one [member]
Share-Based Compensation (Details) - Schedule of outstanding and exercisable options granted to employees and consultants [Line Items]
Exercise price (Range), minimum | ₪ / shares	₪ 0.001
Exercise price (Range), maximum | ₪ / shares	₪ 1.35
Options outstanding	47,360,727
Weighted average remaining contractual term (years)	8 years 73 days
Options exercisable	20,428,429
Weighted average remaining contractual term (years)	6 years 146 days
Exercise Price Two [member]
Share-Based Compensation (Details) - Schedule of outstanding and exercisable options granted to employees and consultants [Line Items]
Exercise price (Range), minimum | ₪ / shares	₪ 1.35
Exercise price (Range), maximum | ₪ / shares	₪ 1.8
Options outstanding	1,390,500
Weighted average remaining contractual term (years)	4 years 36 days
Options exercisable	1,342,875
Weighted average remaining contractual term (years)	4 years
Exercise Price Three [member]
Share-Based Compensation (Details) - Schedule of outstanding and exercisable options granted to employees and consultants [Line Items]
Exercise price (Range), minimum | ₪ / shares	₪ 1.8
Exercise price (Range), maximum | ₪ / shares	₪ 2.1
Options outstanding	144,000
Weighted average remaining contractual term (years)	4 years 219 days
Options exercisable	144,000
Weighted average remaining contractual term (years)	4 years 219 days